Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
2015		$ 78
2016		83
2017		84
2018		74
2019		77
Thereafter		1,440
Less: Total current maturities of long-term debt	[1]	78	$ 370
Total long-term debt	[1]	1,758	1,429
Canyon Wind [Member] | Term Loan [Member]
Debt Instrument [Line Items]
2015		12
2016		12
2017		12
2018		12
2019		12
Thereafter		151
Carrying value		211	223
Mountain Prairie [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
2015		9
2016		10
2017		11
2018		12
2019		14
Thereafter		226
Carrying value		$ 282	$ 289
Interest rate percentage		6.56%	6.56%
Genesis [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
2015		$ 0
2016		0
2017		0
2018		26
2019		27
Thereafter		227
Carrying value		$ 280	$ 0
Interest rate percentage		5.60%	5.60%
Genesis [Member] | Project Note [Member]
Debt Instrument [Line Items]
2015		$ 0
2016		0
2017		0
2018		0
2019		0
Thereafter		402
Carrying value		$ 402	$ 702
Interest rate percentage		4.125%	4.125%
Genesis [Member] | Bank Loan [Member]
Debt Instrument [Line Items]
2015		$ 37
2016		38
2017		38
2018		0
2019		0
Thereafter		0
Carrying value		113	$ 135
Saint Clair [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
2015		7
2016		8
2017		8
2018		8
2019		8
Thereafter		96
Carrying value		$ 135	$ 155
Interest rate percentage		4.881%	4.881%
Trillium [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
2015		$ 7
2016		9
2017		9
2018		10
2019		10
Thereafter		222
Carrying value		$ 267	$ 295
Interest rate percentage		5.803%	5.803%
Bluewater [Member] | Term Loan [Member]
Debt Instrument [Line Items]
2015		$ 6
2016		6
2017		6
2018		6
2019		6
Thereafter		116
Carrying value		$ 146	$ 0
Minimum [Member] | Canyon Wind [Member] | Term Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		2.25%	2.25%
Minimum [Member] | Genesis [Member] | Bank Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		1.20%	1.20%
Minimum [Member] | Bluewater [Member] | Term Loan [Member] | CDOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		2.00%	2.00%
Maximum [Member] | Canyon Wind [Member] | Term Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		3.25%	3.25%
Maximum [Member] | Genesis [Member] | Bank Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		1.30%	1.30%
Maximum [Member] | Bluewater [Member] | Term Loan [Member] | CDOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		3.25%	3.25%

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.